Note 6 - Short-Term Investments (Detail) - Summary of Short-Term Investments by Contractual Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term investments	$ 69,427	$ 93,016
Due Within One Year [Member] | Bank Time Deposits [Member] | Cost [Member]
Short-term investments	60,628	84,138
Due Within One Year [Member] | Bank Time Deposits [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	60,628	84,138
Due Within One Year [Member] | Available For Sale Securities [Member] | Cost [Member]
Short-term investments	5,597	7,344
Due Within One Year [Member] | Available For Sale Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	5,604	7,338
Due After One Year Through Two Years [Member] | Bank Time Deposits [Member] | Cost [Member]
Short-term investments	28	26
Due After One Year Through Two Years [Member] | Bank Time Deposits [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	28	26
Due After One Year Through Two Years [Member] | Available For Sale Securities [Member] | Cost [Member]
Short-term investments	3,167	1,518
Due After One Year Through Two Years [Member] | Available For Sale Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	3,167	1,511
Due After Two Years [Member] | Bank Time Deposits [Member] | Cost [Member]
Short-term investments		3
Due After Two Years [Member] | Bank Time Deposits [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments		3
Bank Time Deposits [Member] | Cost [Member]
Short-term investments	60,656	84,167
Bank Time Deposits [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	60,656	84,167
Available For Sale Securities [Member] | Cost [Member]
Short-term investments	8,764	8,862
Available For Sale Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	8,771	8,849
Cost [Member]
Short-term investments	69,420	93,029
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Short-term investments	$ 69,427	$ 93,016